Condensed Financial Information of Parent Company - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Condensed Financial Statements, Captions [Line Items]
Accrued a capital contribution	$ 1.0
Accrued a capital contribution settlement date	Jan. 04, 2016